Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
	For the year ended December
	2021	2020
	€ in thousands
Derivatives presented under current assets
Currency swap	639	12
Forward contracts	-	66
	639	78

Derivatives presented under non-current assets
Financial power swap	-	10,238
Currency swap	2,635	-
	2,635	10,238

Derivatives presented under current liabilities
Swap contracts	(3,431)	(1,378)
Financial power swap	(11,352)	-
	(14,783)	(1,378)

Derivatives presented under non-current liabilities
Financial power swap	(9,542)	-
Currency swap	-	(144)
Swap contracts	(565)	(8,192)
	(10,107)	(8,336)

Schedule of Forward and SWAP Contracts
	December 31, 2021
	Currency/ linkage/interest rate receivable	Currency/ Linkage/interest rate Payable	Date of expiration	Fair value - € in thousand

Euro 17.6 million interest swap transaction for a period of 18 years, semi-annually.	Euribor 6 months	Fixed 1%	December 20, 2037	(706)
The principal of the interest rate swap transaction is based on a pre-determined sculptured repayment schedule in the maximum amount of Euro 131 million. Following the refinance of Talasol Project, there were unwinding of the interest rate SWAP in an amount of €3,290 thousand.	Euribor 6 months	Fixed 0.9412%	September 30, 2031	(3,290)
NIS 100 million currency swap transaction Euro/NIS for a period of 4 years, semi-annually.	NIS	Euro	June 2025	3,274
Financial power swap- Electricity price swap fixed for float	Electricity price in Spain	Fixed price	September 30, 2030	(20,894)

Schedule of Contractual Maturities of Financial Liabilities
	December 31, 2021
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	218,895	240,038	147,127	20,671	18,347	53,892

Debentures	137,299	150,116	24,244	66,481	59,391	-

Lease liabilities	20,129	25,825	4,832	2,244	2,201	16,548

Trade payables and other accounts payable	22,058	22,058	22,058	-	-	-
	398,381	438,037	198,261	89,396	79,939	70,440

Derivative finance liabilities

Financial power swap	20,894	20,894	11,352	14,079	1,961	(6,498)

Swap contracts	3,996	3,996	3,431	234	157	174
	24,890	24,890	14,783	14,313	2,118	(6,324)

	December 31, 2020
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	198,169	263,112	20,896	34,645	32,594	174,977

Debentures	82,724	91,431	13,502	33,368	44,561	-

Lease liabilities	17,789	28,910	1,051	1,941	1,799	24,119

Trade payables and other accounts payable	13,706	13,706	13,706	-	-	-
	312,388	397,159	49,155	69,954	78,954	199,096

Derivative finance liabilities

Currency swap	132	132	(12)	63	81	-

Swap contracts	9,570	9,570	1,378	2,490	2,109	3,593
	9,702	9,702	1,366	2,553	2,190	3,593

Schedule of Company's Exposure to Linkage and Foreign Currency Risk

	December 31, 2021
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	30,405	1,090	9,734	41,229
Marketable securities	-	-	1,946	-	1,946
Short term deposits	-	28,410	-	-	28,410
Restricted cash	-	-	-	1,000	1,000
Receivable from concession project	-	1,784	-	-	1,784
Trade and other receivables	1,020	739	-	7,728	9,487
Non-current assets:
Investments in equity accounted investees	25,534	8,495	-	-	34,029
Advances on account of investments	1,554	-	-	-	1,554
Receivable from concession project	-	26,909	-	-	26,909
Fixed assets	340,065	-	-	-	340,065
Right-of-use asset	23,367	-	-	-	23,367
Intangible asset	4,762	-	-	-	4,762
Restricted cash and deposits	-	6,630	-	9,000	15,630
Deferred tax	12,952	-	-	-	12,952
Long term receivables	1,928	1,272	-	2,188	5,388
Derivatives	-	-	-	2,635	2,635
Current liabilities:
Current maturities of long term bank loans	-	(2,024)	-	(124,156)	(126,180)
Current maturities of long term loans	-	-	-	(16,401)	(16,401)
Current maturities of debentures	-	(19,806)	-	-	(19,806)
Trade payables	-	(218)	-	(2,686)	(2,904)
Other payables	-	(6,882)	(527)	(13,397)	(20,806)
Current maturities of derivatives	-	-	-	(14,783)	(14,783)
Current maturities of lease liabilities		(3,782)	-	(547)	(4,329)
Non-current liabilities:
Long-term lease liabilities	-	(5,154)	-	(10,646)	(15,800)
Long-term loans	-	(15,803)	-	(23,290)	(39,093)
Other long-term bank loans	-	(6,898)	-	(30,323)	(37,221)
Debentures	-	(117,493)	-	-	(117,493)
Deferred tax	(8,836)	-	-	-	(8,836)
Derivatives	-	-	-	(10,107)	(10,107)
Other long-term liabilities	-	(3,905)	-	-	(3,905)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	402,346	(77,321)	2,509	(214,051)	113,483

(*) Including items linked to the Israeli CPI

	December 31, 2020
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	50,195	952	15,698	66,845
Marketable securities	-	-	1,761	-	1,761
Short term deposits	-	8,113	-	-	8,113
Restricted cash	-	1,491	-	-	1,491
Receivable from concession project	380	3,155	384	5,906	9,825
Non-current assets:
Investments in equity accounted investees	23,489	8,745	-	-	32,234
Advances on account of investments	2,423	-	-	-	2,423
Receivable from concession project	-	25,036	-	-	25,036
Fixed assets	264,095	-	-	-	264,095
Right-of-use asset	17,209	-	-	-	17,209
Intangible asset	4,604	-	-	-	4,604
Restricted cash and deposits	-	5,882	-	4,049	9,931
Deferred tax	3,605	-	-	-	3,605
Long term receivables	2,593	30	-	139	2,762
Derivatives	-	-	-	10,238	10,238
Current liabilities:
Current maturities of long term bank loans	-	(1,762)	-	(8,470)	(10,232)
Current maturities of long term loans	-	-	-	(4,021)	(4,021)
Current maturities of debentures	-	(10,600)	-	-	(10,600)
Trade payables	-	(221)	-	(12,166)	(12,387)
Other payables	-	(974)	(666)	(1,953)	(3,593)
Current maturities of derivatives	-	-	-	(1,378)	(1,378)
Current maturities of lease liabilities	-	(77)	-	(413)	(490)
Non-current liabilities:
Long-term lease liabilities	-	(1,436)	-	(15,863)	(17,299)
Long-term loans	-	(15,520)	-	(119,000)	(134,520)
Other long-term bank loans	-	(5,102)	-	(44,294)	(49,396)
Debentures	-	(72,124)	-	-	(72,124)
Deferred tax	(7,806)	-	-	-	(7,806)
Derivatives	-	-	-	(8,336)	(8,336)
Other long-term liabilities	-	(2,478)	(486)	-	(2,964)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	310,592	(7,647)	1,945	(179,864)	125,026

(*) Including items linked to CPI

Schedule of Significant Exchange Rates
	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2021	(7.7)	1.132	(10.8)	3.520
1 Euro in 2020	9.3	1.227	1.7	3.944

Schedule of Sensitivity Analysis
	December 31, 2021
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	111	(111)
5% in NIS	(1,098)	1,098

	December 31, 2020
	Increase	Increase
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	79	(79)
5% in NIS	290	(290)

Schedule of Change in Interest Rate
	December 31,
	2021	2020
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	2,446	803
Increase of 3%	7,368	2,444
Decrease of 1%	(2,474)	(836)
Decrease of 3%	(7,396)	(2,477)

Schedule of Statement of Fair value of Other Financial Liabilities
December 31, 2021
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	137,299	140,293	-	-
Loans from banks and others (including current maturities)	218,895	-	223,287	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel

	356,194	140,293	223,287	-

December 31, 2020
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	82,724	84,814	-	-
Loans from banks and others (including current maturities)	198,169	-	209,005	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel

	280,893	84,814	209,005	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows
December 31
2021	2020
%
Non-current liabilities:
Loans from banks	Euribor+ 1.76%- 2.75% with a zero floor	Euribor+ 1.76%- 2.75% with a zero floor
Loans from banks	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks	fix rate for 5 years 2.9% - 3.55%	fix rate for 5 years 2.9% - 3.55%
Loans from others	Euribor+ 5.27%	Euribor+ 5.27%
Loans from others	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	3%

Schedule of Fair Values Hierarchy
	December 31, 2021
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	1,946	-	-	1,946	Market price
Swap contracts	-	(3,996)	-	(3,996)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	3,274	-	3,274
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,495	8,495
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	(20,894)	(20,894)
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

	December 31, 2020
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	1,761	-	-	1,761	Market price
Forward contracts	-	66	-	66
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(9,570)	-	(9,570)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	(132)	-	(132)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,745	8,745
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	10,238	10,238
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value

Financial assets
Dori Energy loan
€ in thousands

Balance as at December 31, 2019	10,595

Total income recognized in profit or loss	758
Repayment	(2,378)
Foreign Currency translation adjustments	(230)

Balance as at December 31, 2020	8,745

Total income recognized in profit or loss	799
Grant of loan	335
Repayment	(2,259)
Foreign Currency translation adjustments	875

Balance as at December 31, 2021	8,495

Financial assets
Financial power swap
€ in thousands

Balance as at December 31, 2019	4,967

Total income recognized in other comprehensive income	5,271

Balance as at December 31, 2020	10,238

Total income is recognized in other comprehensive income	(31,132)

Balance as at December 31, 2021	(20,894)